Share-Based Compensation - Narrative (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Aug. 03, 2018	Dec. 03, 2010
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options outstanding to purchase shares of common stock (in shares)	22,403,822		22,403,822		21,843,781	25,087,416	14,936,726
Share-based payments expense	$ 2,200,000	$ 15,200,000	$ 7,400,000	$ 19,200,000	$ 22,000,000.0	$ 12,000,000.0	$ 9,100,000
Unrecognized compensation expense related to non-vested share options	$ 5,800,000		$ 5,800,000		12,900,000
Weighted average period for recognition related to non-vested stock options (in years)			1 year 1 month 28 days
Total intrinsic value of shares exercised			$ 0.0	5,600,000	7,731,175	2,421,499	0.0
Total fair value of vested shares			$ 6,700,000	5,400,000	$ 8,400,000	11,800,000	8,500,000
2010 Stock Incentive Plan ("the Plan")
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares authorized for issuance (in shares)								56,800,000	31,500,000
Number of options available for issuance (in shares)	16,700,000		16,700,000		17,400,000
Options
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options outstanding to purchase shares of common stock (in shares)	22,400,000		22,400,000
Weighted average period for recognition related to non-vested stock options (in years)					1 year 4 months 24 days
Cash received from options exercised			$ 0.0	$ 8,400,000	$ 8,400,000	$ 1,700,000	$ 0.0
Restricted Stock
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized compensation cost related to unvested restricted shares	$ 0		$ 0		$ 0